[LETTERHEAD OF BALLARD SPAHR ANDREWS & INGERSOLL]


                                                                   July 31, 1997


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

        Re:  The PBHG Funds, Inc.
             File Nos 2-99810 and 811-4391
             Rule 497(j)

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 31 to the Registration Statement of The PBHG Funds, Inc. which was filed electronically with the Securities and Exchange Commission on July 21, 1997.

        Please direct any questions or comments relating to this certification to me at (215)864-8608.

                                                   Very truly yours,


                                                   /s/ John N. Ake
                                                  ---------------------------
                                                       John N. Ake

JNA/rm
Enc.
cc:  John M. Zerr, Esq.